Trade and other receivables (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Credit recovery	$ 63	$ 314
Payment to petrobas	27	133
Discount granted	36	181
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Measured at fair value through profit and loss	$ 417	$ 507